Note 5 - Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
5.	Cash and Cash Equivalents

	As of June 30,
	2025	2026
	US$	US$

Cash and cash equivalents	950	4,463